Financial Instruments - Additional Information - Short-Term and Long-Term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Issuance of outstanding notes payables	$ 29	$ 47
Total debt	5,529	6,228	$ 6,971	$ 7,379
Long term borrowings	5,340	6,203
Premiums, fees and issuance costs paid	22	72	51
Issuance costs of new debt	9	16	4
Proportional fees and issuance costs related to the extinguished debt instruments		56	47
Borrowing arising from company strategy	4,597	4,227
Financial expense [Member]
Disclosure of detailed information about financial instruments [line items]
Payments for debt issue costs	$ 2	$ 12	$ 6
Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Share in borrowings, percentage	5.00%	6.00%
Finance subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Share in borrowings, percentage	95.00%	94.00%
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 3,550	$ 3,535